Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
Contractual Obligations

	2019	2020	2021	2022	2023	Thereafter	Total Payments Required
Purchase of cinema advertisement slot rights	$56,396	40,579	18,064	6,103	4,019	0	125,161
Purchase of bandwidth	82,814	1,143	311	0	0	0	84,268
Operating lease obligations (1)	14,713	13,897	6,971	809	271	0	36,661
Interest payment commitment	16,754	11,119	7,062	0	0	0	34,935
Purchase of content and services – video	23,746	2,159	2,066	0	0	0	27,971
Expenditures for operating rights for licensed games with technological feasibility	19,475	1,098	0	0	0	0	20,573
Expenditures for titles of games in development	6,990	725	0	0	0	0	7,715
Purchase of content and services – others	6,148	90	54	54	18	0	6,364
Fees for operating rights for licensed games in development	585	0	0	0	0	0	585
Others	5,640	0	0	0	0	0	5,640

Total Payments Required	$233,261	70,810	34,528	6,966	4,308	0	349,873

Note (1): For the years ended December 31, 2018, 2017 and 2016, rental expense included in the operating lease was approximately $24.7 million, $23.9 million, and $23.9 million, respectively.